PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accrued liabilities	R$ 874,176	R$ 1,377,702
Judicial deposits	621,012	632,950
Accrued liabilities current	61,455	132,112
Accrued liabilities non current	812,721	1,245,590
Judicial deposits non current	621,012	632,950
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	89,522	130,755
Judicial deposits	182,569	176,086
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	13,533	1,546
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	486,045	387,612
Judicial deposits	372,571	294,233
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	224,984	815,180
Judicial deposits	34,361	134,609
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	60,092	42,609
Judicial deposits	6,317	3,723
Deposit Of A Guarantee [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 25,194	R$ 24,299